Employee deferred compensation (Details 3) (CHF)	1 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 year
Performance shares | Performance share awards
Share-based compensation disclosures
Share award equal to number of Group share awards (in shares)		1
Vesting period (in years)		3
Total awards granted		24,000,000
Number of share awards
Balance at beginning of period (in shares)		40,700,000
Granted (in shares)		24,000,000
Settled (in shares)		(15,700,000)
Forfeited (in shares)		(300,000)
Balance at end of period (in shares)	48,700,000	48,700,000
of which vested (in shares)	2,600,000	2,600,000
of which unvested (in shares)	46,100,000	46,100,000
Weighted-average grant-date fair value (in CHF per share)
Weighted-average grant-date fair value - Granted (in CHF per share)		28.13
Stock compensation plan | Share awards
Share-based compensation disclosures
Share award equal to number of Group share awards (in shares)		1
Vesting period (in years)		3
Total awards granted	66,000,000	34,900,000
Number of share awards
Balance at beginning of period (in shares)		72,200,000
Granted (in shares)	2,700,000	34,900,000
Settled (in shares)		(27,600,000)
Forfeited (in shares)		(1,700,000)
Balance at end of period (in shares)	77,800,000	77,800,000
of which vested (in shares)	5,000,000	5,000,000
of which unvested (in shares)	72,800,000	72,800,000
Weighted-average grant-date fair value (in CHF per share)
Weighted-average grant-date fair value - Granted (in CHF per share)		27.84
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Number of share awards
Balance at beginning of period (in shares)		4,600,000
Granted (in shares)		0
Settled (in shares)		(4,400,000)
Forfeited (in shares)		(100,000)
Balance at end of period (in shares)	100,000	100,000
of which vested (in shares)	100,000	100,000
of which unvested (in shares)	0	0
Stock compensation plan | Incentive Share Unit (ISU)
Number of share awards
Balance at beginning of period (in shares)		1,200,000
Granted (in shares)		0
Settled (in shares)		0
Forfeited (in shares)		(500,000)
Balance at end of period (in shares)	700,000	700,000
of which vested (in shares)	100,000	100,000
of which unvested (in shares)	600,000	600,000
Stock compensation plan | Adjustable Performance Plan share awards
Number of share awards
Balance at beginning of period (in shares)		14,000,000
Granted (in shares)		800,000
Settled (in shares)		(7,300,000)
Forfeited (in shares)		(200,000)
Balance at end of period (in shares)	7,300,000	7,300,000
of which vested (in shares)	1,000,000	1,000,000
of which unvested (in shares)	6,300,000	6,300,000